Property, Plant and Equipment (Tables)	6 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023

Machinery	$729,968	$775,503
Vehicles	215,734	236,268
Electric equipment	142,553	151,445
Office equipment	76,093	80,839
Leasehold improvement	1,551,362	1,641,060
Total property plant and equipment, at cost	2,715,710	2,885,115
Less: accumulated depreciation	(1,906,671)	(1,922,901)
Total property, plant and equipment, net	$809,039	$962,214